Debt and Credit Facilities - Short-term Debt (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of borrowing costs [Abstract]
Commercial paper	$ 0	$ 550
Bank acceptance liabilities	$ 40	$ 0
Commercial paper
Disclosure of detailed information about borrowings [line items]
Interest rate, weighted average		1.98%